Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Summary of Reserves

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Share-based payment reserve	$42,462,654	$37,161,498
Foreign currency translation reserve	(16,626,921)	(15,136,944)
Convertible loan note reserve	4,523,095	4,523,095
	$30,358,828	$26,547,649

Share-based Payment Reserve

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Share-based payment reserve	$42,462,654	$37,161,498
Movements:
Opening balance	37,161,498	32,025,511
Settlement of limited recourse loan	—	—
Performance rights cash settled in current period (See Note 28 – Share-based Payments)	(296,432)	(133,878)
Equity settled share-based payments	5,621,960	5,354,429
Exchange differences	(24,372)	(84,564)
Closing balance	$42,462,654	$37,161,498

The share-based payment reserve includes items recognized as expenses on valuation of director, employee and contractor options and performance rights.

Foreign Currency Translation Reserve

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Foreign currency translation reserve	$(16,626,918)	$(15,136,944)
Movements:
Opening balance	(15,136,944)	(12,691,406)
Exchange differences on translation of foreign operations	(1,489,974)	(2,445,538)
Closing balance	$(16,626,918)	$(15,136,944)

The foreign currency translation reserve includes exchange differences arising on translation of a foreign-controlled subsidiary.